NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2017
Nature Of Business
NATURE OF BUSINESS

1. NATURE OF BUSINESS

37 Capital Inc. (“37 Capital” or the “Company”) was incorporated on August 24, 1984 in British Columbia, Canada. The principal business of the Company is the acquisition, exploration and, if warranted, the development of natural resource properties.

The shares of the Company trade on the Canadian Securities Exchange under the symbol “JJJ”, and trade on the OTCQB tier of the OTC markets in the United States of America under the symbol “HHHEF”. The Company’s office is located at 400 – 570 Granville Street, Vancouver, British Columbia, Canada, V6C 3P1 and its registered office is located at 1055 West Georgia Street, Suite 1500, PO Box 11117, Vancouver, British Columbia, Canada, V6E 4N7.

On February 26, 2015, the Company incorporated two wholly-owned subsidiaries, 27 Red Capital Inc. (“27 Red”) and 4 Touchdowns Capital Inc. (“4 Touchdowns”) in British Columbia, Canada. On April 30, 2015, the Company entered into an arrangement agreement with 27 Red and 4 Touchdowns (the “Arrangement”). The Arrangement was completed on February 12, 2016 (note 5). As a result of the completion of the Arrangement, 27 Red and 4 Touchdowns are independent entities and are no longer subsidiaries of the Company.